Note 9 - Deposits (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Time Deposit Maturities, Next Twelve Months	$ 92.9
Time Deposit Maturities, Year Two	30.2
Time Deposit Maturities, Year Three	11.0
Time Deposit Maturities, Year Four	9.0
Time Deposit Maturities, Year Five	48.2
Time Deposits $250,000 or More	$ 29.0	$ 54.6